Vessel Charters - Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out (Detail) $ in Thousands	Jun. 30, 2016 USD ($)
Charters-in [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Capital leases remainder of 2016	$ 11,513
Capital leases 2017	46,211
Capital leases 2018	42,553
Capital leases 2019	15,257
Capital leases 2020	15,299
Charters-out [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases remainder of 2016	176,762
Direct financing leases remainder of 2016	34,718
Leases remainder of 2016	211,480
Operating leases 2017	326,372
Direct financing leases 2017	204,109
Leases remainder of 2017	530,481
Operating leases 2018	374,123
Direct financing leases 2018	173,701
Leases remainder of 2018	547,824
Operating leases 2019	405,512
Direct financing leases 2019	39,065
Leases remainder of 2019	444,577
Operating leases 2020	396,350
Direct financing leases 2020	39,172
Leases remainder of 2020	$ 435,522